Income Tax - Schedule of Components of Income (Loss) Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Line Items]
Loss before income taxes	$ (32,502,645)	$ (11,940,536)	$ (8,083,640)
PRC
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Line Items]
Income (loss)before income taxes, Foreign	(5,253,169)	(1,460,541)	821,344
Germany
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Line Items]
Income (loss)before income taxes, Foreign	(969,957)	(45,090)	997,619
Cayman
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Line Items]
Income (loss)before income taxes, Foreign	(23,277,629)	(7,961,485)	(8,913,071)
United States
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Line Items]
Income (loss)before income taxes, domestic	$ (3,001,890)	$ (2,473,420)	$ (989,532)